ANGLESEA ENTERPRISES, INC. - (A Development Stage Company) - Statements of Cash Flows - For the Nine Months Ended June 30, 2013 and 2012 (Unaudited) and for the Year Ended September 30, 2012 and 2011 (Audited) (USD $)
	8 Months Ended	9 Months Ended		12 Months Ended	29 Months Ended
	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Jun. 30, 2013
OPERATING ACTIVITIES
Net loss	$ (15,570)	$ (19,907)	$ (42,136)	$ (57,093)	$ (92,570)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued for services	420	0	0	0	420
Changes in operating assets and liabilities:
Increase (decrease) in accounts payable and accrued expenses	300	(11,662)	9,707	13,744	2,382
Net cash used in operating activities	(14,850)	(31,569)	(32,429)	(43,349)	(89,768)
FINANCING ACTIVITIES
Proceeds from Notes Payable - Related Parties	0	29,275	0	0	29,275
Common stock issued for cash	60,510	0	0	0	60,510
Net cash provided by financing activities	60,510	29,275	0	0	89,785
NET INCREASE (DECREASE) IN CASH	45,660	(2,294)	(32,429)	(43,349)	17
CASH AT BEGINNING OF PERIOD	0	2,311	45,660	45,660	0
CASH AT END OF PERIOD	45,660	17	13,231	2,311	17
CASH PAID FOR:
Interest	0	0	0	0	0
Income Taxes	$ 0	$ 0	$ 0	$ 0	$ 0